North Square Spectrum Alpha Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 1.2%
4,600 iShares® Russell 2000 ETF $ 1,012,368
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,021,339) 1,012,368
Shares Fair Value
MUTUAL FUNDS — 98.0%
1,576,800 North Square Advisory Research Small Value Fund, Class I
(a)
19,978,056
3,210,800 North Square Dynamic Small Cap Fund, Class I
(a)(b)
50,923,282
795,232 North Square Kennedy MicroCap Fund, Class I
(a)
8,962,262
TOTAL MUTUAL FUNDS (Cost $67,231,076) 79,863,600
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.9%
736,559
First American Treasury Obligations
Fund, Class X, 5.17%
(c)
736,559
TOTAL SHORT-TERM INVESTMENTS (Cost $736,559) 736,559
TOTAL INVESTMENTS - 100.1% (Cost
$68,988,974) $ 81,612,527
Liabilities in Excess of Other Assets - (0.1)% (82,096)
NET ASSETS - 100.0% $ 81,530,431
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2024, the percentage of net assets invested in North Square Dynamic Small Cap Fund, Class I was 62.5% of the Fund.
(c) Rate disclosed is the seven day effective yield as of August 31, 2024.
ETF - Exchange-Traded Fund

North Square Dynamic Small Cap Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.8%
COMMUNICATIONS - 3.0%
INTERNET MEDIA & SERVICES - 1.2%
61,660 Despegar.com, Corp.
(a)
$ 757,801
146,510 Eventbrite, Inc., Class A
(a)
465,902
10,860 MediaAlpha, Inc.
(a)
193,308
71,120 Yelp, Inc.
(a)
2,484,222
3,901,233
TELECOMMUNICATIONS - 1.8%
9,740 IDT Corp., Class B 373,626
69,060 Iridium Communications, Inc. 1,781,748
109,530 Telephone and Data Systems, Inc. 2,587,099
24,050 United States Cellular Corp.
(a)
1,337,661
6,080,134
TOTAL COMMUNICATIONS 9,981,367
CONSUMER DISCRETIONARY - 14.8%
AUTOMOTIVE - 1.6%
104,670 American Axle & Manufacturing Holdings, Inc.
(a)
673,028
129,100 Dana, Inc. 1,457,539
1,520 Dorman Products, Inc.
(a)
172,398
81,720 Harley-Davidson, Inc. 3,059,597
5,362,562
CONSUMER SERVICES - 2.2%
27,870 Adtalem Global Education, Inc.
(a)
2,110,038
21,360 Grand Canyon Education, Inc.
(a)
3,097,413
14,080 Universal Technical Institute, Inc.
(a)
245,696
48,430 Upbound Group, Inc. 1,612,719
7,065,866
HOME & OFFICE PRODUCTS - 0.0%
(b)
12,300 Arhaus, Inc.
(a)
151,413
HOME CONSTRUCTION - 3.6%
26,090 Century Communities, Inc. 2,610,826
22,397 Forestar Group, Inc.
(a)
692,963
28,135 Griffon Corp. 1,862,256
27,221 Interface, Inc. 513,932
20,180 M/I Homes, Inc.
(a)
3,216,088
66,460 TRI Pointe Homes, Inc.
(a)
2,953,482
11,849,547
LEISURE FACILITIES & SERVICES - 2.6%
86,650 International Game Technology PLC 1,940,094
45,670 Life Time Group Holdings, Inc.
(a)
1,074,158
20,020 OneSpaWorld Holdings Ltd. 317,717
174,690 Rush Street Interactive, Inc.
(a)
1,636,845
20,130 St. Joe Company (The) 1,195,118

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.8% (Continued)
CONSUMER DISCRETIONARY - 14.8% (Continued)
55,030 Travel + Leisure Co. $ 2,435,629
8,599,561
RETAIL - DISCRETIONARY - 4.5%
2,940 Abercrombie & Fitch Co., Class A
(a)
433,856
37,710 Aspen Aerogels, Inc.
(a)
1,081,900
31,750 Beacon Roofing Supply, Inc.
(a)
2,876,550
12,065 BlueLinx Holdings, Inc.
(a)
1,214,222
17,790 Driven Brands Holdings, Inc.
(a)
255,109
1,470 Freshpet, Inc.
(a)
199,920
8,640 Genesco, Inc.
(a)
260,842
41,900 GMS, Inc.
(a)
3,636,500
8,950 Group 1 Automotive, Inc. 3,372,001
25,210 MarineMax, Inc.
(a)
799,661
5,530 Rush Enterprises, Inc., Class A 291,431
14,421,992
WHOLESALE - DISCRETIONARY - 0.3%
10,860 Eplus, Inc.
(a)
1,042,126
TOTAL CONSUMER DISCRETIONARY 48,493,067
CONSUMER STAPLES - 7.3%
BEVERAGES - 2.1%
4,270 Coca-Cola Consolidated, Inc. 5,732,048
22,900 National Beverage Corp. 1,034,164
6,766,212
FOOD - 2.5%
83,670 BellRing Brands, Inc.
(a)
4,679,664
14,460 Cal-Maine Foods, Inc. 1,041,698
77,880 Vital Farms, Inc.
(a)
2,449,326
8,170,688
HOUSEHOLD PRODUCTS - 2.0%
18,030 Inter Parfums, Inc. 2,322,985
45,830 Spectrum Brands Holdings, Inc. 4,322,686
6,645,671
RETAIL - CONSUMER STAPLES - 0.5%
18,581 PriceSmart, Inc. 1,664,486
TOBACCO & CANNABIS - 0.1%
12,260 Turning Point Brands, Inc. 485,986
WHOLESALE - CONSUMER STAPLES - 0.1%
4,640 Chefs' Warehouse, Inc. (The)
(a)
198,731
TOTAL CONSUMER STAPLES 23,931,774

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.8% (Continued)
ENERGY - 5.5%
OIL & GAS PRODUCERS - 1.7%
28,970 Civitas Resources, Inc. $ 1,776,730
34,123 NextDecade Corp.
(a)
159,013
81,820 Par Pacific Holdings, Inc.
(a)
1,836,041
49,466 Sitio Royalties Corp., Class A 1,099,629
17,450 SM Energy Co. 796,244
5,667,657
OIL & GAS SERVICES & EQUIPMENT - 3.8%
42,410 Ameresco, Inc., Class A
(a)
1,291,385
142,000 Archrock, Inc. 2,872,659
39,260 DHT Holdings, Inc. 425,186
153,990 Diamond Offshore Drilling, Inc.
(a)
2,208,217
72,430 DNOW, Inc.
(a)
943,039
86,740 Helix Energy Solutions Group, Inc.
(a)
973,223
4,460 International Seaways, Inc. 231,162
44,494 MRC Global, Inc.
(a)
585,541
15,830 Oceaneering International, Inc.
(a)
427,252
32,200 Scorpio Tankers, Inc. 2,303,587
13,680 Solaris Oilfield Infrastructure, Inc., Class A
(a)
173,462
12,434,713
TOTAL ENERGY 18,102,370
FINANCIALS - 11.8%
ASSET MANAGEMENT - 2.3%
23,650 Affiliated Managers Group, Inc. 4,111,080
86,510 Federated Hermes, Inc., Class B 2,967,293
2,635 Virtus Investment Partners, Inc. 557,724
7,636,097
BANKING - 7.6%
63,680 Axos Financial, Inc.
(a)
4,421,302
67,340 Bank OZK 2,919,189
98,579 BankUnited, Inc. 3,788,391
16,345 Customers Bancorp, Inc.
(a)
846,998
150,510 First BanCorp 3,217,904
59,520 First Foundation, Inc.
(a)
419,021
22,488 Hanmi Financial Corp. 445,487
4,870 Heartland Financial USA, Inc.
(a)
271,551
13,880 Independent Bank Corp. 878,743
21,870 Live Oak Bancshares, Inc. 940,191
16,469 Meta Financial Group, Inc. 1,133,397
24,030 OFG Bancorp 1,105,140
21,170 Pacific Premier Bancorp, Inc. 544,069
28,290 Synovus Financial Corp. 1,304,735

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.8% (Continued)
FINANCIALS - 11.8% (Continued)
33,350 Western Alliance Bancorp $ 2,724,028
24,960,146
INSURANCE - 0.8%
43,160 Brighthouse Financial, Inc.
(a)
1,981,044
80,450 Genworth Financial, Inc., Class A
(a)
561,541
25,061 James River Group Holdings Ltd. 185,451
2,728,036
SPECIALTY FINANCE - 1.1%
14,550 Dave Inc.
(a)
547,080
25,452 Enact Holdings, Inc. 904,819
26,780 LendingClub Corp.
(a)
325,377
38,710 PROG Holdings, Inc. 1,810,079
3,587,355
TOTAL FINANCIALS 38,911,634
HEALTH CARE - 13.9%
BIOTECH & PHARMA - 9.8%
182,810 ACADIA Pharmaceuticals, Inc.
(a)
3,030,989
56,460 ACELYRIN, Inc.
(a)
269,879
77,510 ADMA Biologics, Inc.
(a)
1,341,698
172,650 Amneal Pharmaceuticals, Inc.
(a)
1,495,149
19,520 Amphastar Pharmaceuticals, Inc.
(a)
951,405
14,690 Apellis Pharmaceuticals, Inc.
(a)
571,441
33,480 Arvinas, Inc.
(a)
875,837
40,060 BioCryst Pharmaceuticals, Inc.
(a)
348,121
20,800 Blueprint Medicines Corp.
(a)
1,987,232
10,320 Bridgebio Pharma, Inc.
(a)
287,412
14,990 Cogent Biosciences, Inc.
(a)
160,993
41,120 Dyne Therapeutics, Inc.
(a)
1,895,221
79,450 Geron Corp.
(a)
377,388
40,660 Harmony Biosciences Holdings, Inc.
(a)
1,462,947
6,554 Immunovant, Inc.
(a)
202,519
1,690 Insmed, Inc.
(a)
129,234
6,390 Kiniksa Pharmaceuticals International PLC
(a)
170,869
86,210 Kura Oncology, Inc.
(a)
1,815,583
57,420 Merus NV
(a)
2,927,845
10,200 PetIQ, Inc., Class A
(a)
311,610
58,548 Protagonist Therapeutics, Inc.
(a)
2,511,124
132,080 Relay Therapeutics, Inc.
(a)
896,823
31,550 Rhythm Pharmaceuticals, Inc.
(a)
1,492,000
131,440 Syndax Pharmaceuticals
(a)
2,701,092
18,200 TG Therapeutics, Inc.
(a)
427,518
4,300 TransMedics Group, Inc.
(a)
722,658
7,400 Ultragenyx Pharmaceutical, Inc.
(a)
420,172

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.8% (Continued)
HEALTH CARE - 13.9% (Continued)
51,580 Xenon Pharmaceuticals, Inc.
(a)
$ 2,080,737
23,310 Zai Lab Ltd - ADR
(a)
464,801
32,330,297
HEALTH CARE FACILITIES & SERVICES - 1.1%
73,270 Accolade, Inc.
(a)
317,992
36,840 GeneDx Holdings Corp.
(a)
1,176,670
92,930 Owens & Minor, Inc.
(a)
1,444,132
19,920 Pennant Group, Inc. (The)
(a)
682,459
3,621,253
MEDICAL EQUIPMENT & DEVICES - 3.0%
97,840 10X Genomics, Inc., Class A
(a)
2,284,563
31,750 Castle Biosciences, Inc.
(a)
942,023
12,690 Inspire Medical Systems, Inc.
(a)
2,281,915
38,490 Orthofix Medical, Inc.
(a)
671,266
16,620 RxSight, Inc.
(a)
937,202
15,760 STAAR Surgical Co.
(a)
521,498
16,487 Surmodics, Inc.
(a)
653,380
46,590 Veracyte, Inc.
(a)
1,469,915
9,761,762
TOTAL HEALTH CARE 45,713,312
INDUSTRIALS - 16.0%
AEROSPACE & DEFENSE - 0.5%
1,480 Moog, Inc., Class A 292,152
86,760 Triumph Group, Inc.
(a)
1,208,567
1,500,719
COMMERCIAL SUPPORT SERVICES - 4.2%
61,094 ABM Industries, Inc. 3,491,522
31,010 Brady Corp., Class A 2,295,980
18,230 Cimpress PLC
(a)
1,802,582
5,247 CorVel Corp.
(a)
1,682,870
2,800 Huron Consulting Group, Inc.
(a)
309,232
39,300 Korn Ferry International 2,870,865
78,650 Vestis Corp. 1,106,606
13,559,657
ELECTRICAL EQUIPMENT - 3.1%
27,870 Atmus Filtration Technologies Inc.
(a)
999,140
16,890 Badger Meter, Inc. 3,495,217
46,460 Itron, Inc.
(a)
4,749,140
6,590 Powell Industries, Inc. 1,103,430
10,346,927
ENGINEERING & CONSTRUCTION - 3.7%
19,190 Arcosa, Inc. 1,755,693
101,310 Frontdoor, Inc.
(a)
4,870,984

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.8% (Continued)
INDUSTRIALS - 16.0% (Continued)
8,950 IES Holdings, Inc.
(a)
$ 1,669,444
47,910 Primoris Services Corp. 2,704,040
53,829 Tutor Perini Corp.
(a)
1,290,281
12,290,442
INDUSTRIAL INTERMEDIATE PRODUCTS - 0.6%
27,580 Mueller Industries, Inc. 2,005,342
INDUSTRIAL SUPPORT SERVICES - 0.4%
25,710 H&E Equipment Services, Inc. 1,237,936
1,480 Herc Holdings, Inc. 216,628
1,454,564
MACHINERY - 0.8%
23,030 CECO Environmental Corp.
(a)
666,719
84,560 Mueller Water Products, Inc. 1,815,503
2,482,222
MARINE TRANSPORTATION - 0.7%
16,800 Matson, Inc. 2,323,440
TRANSPORTATION & LOGISTICS - 0.7%
12,150 Ardmore Shipping Corp. 229,392
75,950 Genco Shipping & Trading Ltd. 1,335,961
59,480 Sun Country Airlines Holdings, Inc.
(a)
653,090
2,218,443
TRANSPORTATION EQUIPMENT - 1.3%
54,040 Blue Bird Corp.
(a)
2,765,767
50,480 Trinity Industries, Inc. 1,666,345
4,432,112
TOTAL INDUSTRIALS 52,613,868
MATERIALS - 5.3%
CHEMICALS - 1.6%
133,160 Huntsman Corp. 2,936,178
5,300 Innospec, Inc. 610,878
3,810 Minerals Technologies, Inc. 293,751
111,990 Tronox Holdings PLC, Class A 1,560,021
5,400,828
FORESTRY, PAPER & WOOD PRODUCTS - 2.2%
12,110 Boise Cascade Co. 1,642,358
53,270 Louisiana-Pacific Corp. 5,169,853
6,812,211
METALS & MINING - 0.4%
21,520 Century Aluminum Co.
(a)
309,027
14,430 Kaiser Aluminum Corp. 1,075,757
1,384,784

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.8% (Continued)
MATERIALS - 5.3% (Continued)
STEEL - 1.1%
25,450 Carpenter Technology Corp. $ 3,684,397
TOTAL MATERIALS 17,282,220
REAL ESTATE - 5.0%
REAL ESTATE SERVICES - 2.2%
166,570 Anywhere Real Estate, Inc.
(a)
814,527
83,240 Corporate Office Properties Trust 2,479,720
214,700 Cushman & Wakefield PLC
(a)
2,791,100
21,420 eXp World Holdings, Inc. 251,899
59,570 Newmark Group, Inc., Class A 823,853
7,161,099
REIT - 2.8%
41,800 Brandywine Realty Trust 218,614
21,500 EPR Properties
(a)
1,020,605
149,862 Hudson Pacific Properties, Inc. 771,789
231,900 Outfront Media, Inc. 3,953,896
192,340 Park Hotels & Resorts, Inc. 2,938,955
5,480 SITE Centers Corp. 330,718
9,234,577
TOTAL REAL ESTATE 16,395,676
TECHNOLOGY - 14.9%
SEMICONDUCTORS - 4.3%
57,500 ACM Research, Inc., Class A
(a)
1,037,300
21,770 Alpha & Omega Semiconductor Ltd.
(a)
910,204
40,850 Cirrus Logic, Inc.
(a)
5,951,436
28,570 Impinj, Inc.
(a)
4,802,617
30,760 Rambus, Inc.
(a)
1,375,587
14,077,144
SOFTWARE - 7.6%
29,550 ACI Worldwide, Inc.
(a)
1,488,138
41,210 Alarm.com Holdings, Inc.
(a)
2,453,643
41,250 Alkami Technology, Inc.
(a)
1,375,275
14,450 Bandwidth, Inc., Class A
(a)
247,962
28,850 CommVault Systems, Inc.
(a)
4,483,290
163,766 DoubleVerify Holdings, Inc.
(a)
3,226,190
6,482 Duolingo, Inc.
(a)
1,377,879
50,510 Olo, Inc.
(a)
265,178
160,510 Oscar Health, Inc.
(a)
2,937,333
35,450 PubMatic, Inc., Class A
(a)
553,020
114,880 RingCentral, Inc., Class A
(a)
3,828,950
41,700 Schrodinger, Inc.
(a)
876,951
21,480 SEMrush Holdings, Inc.
(a)
295,135

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.8% (Continued)
TECHNOLOGY - 14.9% (Continued)
22,000 Smartsheet, Inc., Class A
(a)
$ 1,073,600
35,070 Weave Communications, Inc.
(a)
395,590
24,878,134
TECHNOLOGY HARDWARE - 1.0%
77,710 A10 Networks, Inc.
(a)
1,070,067
52,640 Arlo Technologies, Inc.
(a)
617,994
3,024 Avnet, Inc. 166,864
49,700 Pitney Bowes, Inc. 351,379
53,100 TTM Technologies, Inc.
(a)
1,032,795
12,410 Turtle Beach Corp.
(a)
193,844
3,432,943
TECHNOLOGY SERVICES - 2.0%
4,640 Euronet Worldwide, Inc.
(a)
500,702
120,260 Integral Ad Science Holding Corp.
(a)
1,398,624
40,760 LiveRamp Holdings, Inc.
(a)
1,056,499
30,040 Maximus, Inc. 2,771,491
48,250 Open Lending Corp.
(a)
277,920
21,560 Pagseguro Digital Ltd., Class A
(a)
238,669
12,226 Paymentus Holdings, Inc.
(a)
277,897
6,521,802
TOTAL TECHNOLOGY 48,910,023
UTILITIES - 1.3%
ELECTRIC UTILITIES - 0.7%
71,790 Clearway Energy, Inc., Class C 2,079,038
8,030 NextEra Energy Partners LP 201,152
2,280,190
GAS & WATER UTILITIES - 0.6%
77,699 UGI Corp. 1,935,482
TOTAL UTILITIES 4,215,672
TOTAL COMMON STOCKS
(Cost $284,094,915) 324,550,983
Shares Fair Value
EXCHANGE-TRADED FUNDS — 0.7%
10,177 iShares® Russell 2000 ETF 2,239,754
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,092,742) 2,239,754

North Square Dynamic Small Cap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares
Expiration
Date
Exercise
Price Fair Value
RIGHTS — 0.0%
(b)
BIOTECH & PHARMA - 0.0%
(b)
29,400 Novartis A.G. CVR $ –
TOTAL RIGHTS (Cost $–) –
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.6%
1,972,473
First American Treasury Obligations
Fund, Class X, 5.17%
(c)
1,972,473
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,972,473) 1,972,473
TOTAL INVESTMENTS - 100.1% (Cost
$288,160,130) $ 328,763,210
Liabilities in Excess of Other Assets- (0.1)% (208,223)
NET ASSETS - 100.0% $ 328,554,987
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of August 31, 2024.
ADR - American Depositary Receipt
CVR - Contingent Value Right
ETF - Exchange-Traded Fund
LTD - Limited Company
NV - Naamioze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

North Square Multi Strategy Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 33.6%
23,600 Invesco® S&P 500® GARP ETF $ 2,463,840
3,530 iShares® Core S&P 500® ETF 2,000,628
21,900 Vanguard® Dividend Appreciation ETF 4,294,371
5,900 Vanguard® Growth ETF 2,215,745
17,585 Vanguard® Value ETF 3,039,567
TOTAL EXCHANGE-TRADED FUNDS
(Cost  $11,416,269 ) 14,014,151
Shares Fair Value
MUTUAL FUNDS — 65.4%
201,154 North Square Advisory Research Small Value Fund, Class I
(a)
2,548,619
532,624 North Square Altrinsic International Equity Fund, Class I
(a)
6,343,554
452,426 North Square Dynamic Small Cap Fund, Class I
(a)
7,175,473
79,523 North Square Kennedy MicroCap Fund, Class I
(a)
896,226
472,632 North Square McKee Bond Fund, Class I
(a)
4,239,511
281,175 North Square Preferred and Income Securities Fund, Class I
(a)
5,949,661
TOTAL MUTUAL FUNDS (Cost $21,909,462) 27,153,044
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.0%
425,969
First American Treasury Obligations
Fund, Class X, 5.17%
(b)
425,969
TOTAL SHORT-TERM INVESTMENTS (Cost $425,969) 425,969
TOTAL INVESTMENTS - 100.0% (Cost
$33,751,700) $ 41,593,164
Liabilities in Excess of Other Assets- (0.0)% (13,995)
NET ASSETS - 100.0% $ 41,579,169
(a) Affiliated Company.
(b) Rate disclosed is the seven day effective yield as of August 31, 2024.
ETF - Exchange-Traded Fund

North Square Preferred and Income Securities Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Fair Value
PREFERRED STOCKS — 4.5%
FINANCIALS — 4.5%
ASSET MANAGEMENT — 2.3%
5,000,000
Charles Schwab Corp. (The), Series
D, 5.95% $ 4,709,639
SPECIALTY FINANCE — 2.2%
4,900,000 American Express Co., 3.55% 4,598,796
TOTAL PREFERRED STOCKS
(Cost $9,063,957) 9,308,435
Principal
Amount ($) Fair Value
CORPORATE BONDS — 93.1%
COMMUNICATIONS — 1.6%
ENTERTAINMENT CONTENT — 1.6%
3,800,000 Paramount Global, 6.250%, 02/28/57
(a)
3,283,993
CONSUMER DISCRETIONARY — 2.2%
AUTOMOTIVE — 2.2%
4,757,000 General Motors Financial Co., Inc., 5.750%, Perpetual
(a)
4,534,169
ENERGY — 8.5%
OIL & GAS PRODUCERS — 8.5%
3,500,000 Enbridge, Inc., 7.200%, 06/27/54
(a)
3,616,624
2,000,000 Enbridge, Inc., 5.500%, 07/15/77
(a)
1,930,686
5,050,000 Energy Transfer LP, 6.625%, Perpetual
(a)
4,930,351
4,250,000
South Bow Canadian Infrastructure Holdings Ltd., 7.500%,
03/01/55
(a),(b)
4,381,431
2,892,000 TransCanada Trust, 5.300%, 03/15/77
(a)
2,782,058
17,641,150
FINANCIALS — 59.7%
ASSET MANAGEMENT — 2.6%
3,000,000 UBS Group AG, 3.875%, Perpetual
(a)
2,830,071
3,000,000 UBS Group AG, 4.375%, Perpetual
(a)
2,575,146
5,405,217
BANKING — 40.4%
2,000,000 Banco Bilbao Vizcaya Argentaria SA, 6.125%, 02/16/49
(a)
1,911,609
1,000,000 Banco de Sabadell SA, 5.000%, 11/19/77
(a)
1,057,885
1,000,000 Banco Santander SA, 3.625%, 12/31/49
(a)
948,853
1,000,000 Banco Santander SA, 8.000%, 12/31/49
(a)
1,032,895
2,000,000 Banco Santander SA, 4.750%, Perpetual
(a)
1,876,958
3,500,000 Bank of America Corp., 4.300%, Perpetual
(a)
3,462,772
6,000,000 Barclays PLC, 4.375%, 12/31/49
(a)
5,318,926
4,000,000 BNP Paribas SA, 4.500%, Perpetual
(a),(b)
3,392,526
2,000,000 CaixaBank SA, 3.625%, Perpetual
(a),(b)
1,961,760
2,000,000 Citigroup, Inc., 3.875%, Perpetual
(a)
1,926,840

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Principal
Amount ($) Fair Value
6,100,000 Citigroup, Inc., 4.150%, Perpetual
(a)
$ 5,777,851
4,405,000 Citizens Financial Group, Inc., 4.000%, Perpetual
(a)
4,043,020
2,662,000 Comerica, Inc., 5.625%, Perpetual
(a)
2,626,259
2,000,000 Commerzbank AG, 4.250%, Perpetual
(a)
2,014,313
3,000,000 Deutsche Bank AG, 4.789%, 12/31/49
(a)
2,879,590
1,278,000 Huntington Bancshares, Inc., 4.045%, Perpetual
(a)
1,217,251
4,185,000 ING Groep NV, 3.875%, Perpetual
(a)
3,680,684
3,500,000 ING Groep NV, 4.250%, Perpetual
(a)
2,810,388
4,614,000 KeyCorp, 5.000%, Perpetual
(a)
4,399,821
6,583,000 M&T Bank Corp., 3.500%, Perpetual
(a)
5,724,701
1,193,000 M&T Bank Corp., 5.125%, Perpetual
(a)
1,163,359
4,500,000 NatWest Group PLC, 4.600%, Perpetual
(a)
3,770,210
7,825,000 PNC Financial Services Group, Inc., 3.400%, 12/31/49
(a)
6,916,825
4,000,000 Societe Generale SA, 4.750%, Perpetual
(a),(b)
3,702,212
4,800,000 Svenska Handelsbanken AB, 4.750%, Perpetual
(a)
4,313,100
6,713,000 US Bancorp, 3.700%, Perpetual
(a)
5,951,276
83,881,884
INSTITUTIONAL FINANCIAL SERVICES
— 8.3%
4,000,000 Bank of New York Mellon Corp. (The), 3.750%, Perpetual
(a)
3,700,598
6,000,000 CenterPoint Energy, Inc., 6.850%, 02/15/55 6,038,148
8,000,000 Goldman Sachs Group, Inc. (The), 3.650%, Perpetual
(a)
7,534,925
17,273,671
INSURANCE — 1.3%
4,078,000 Liberty Mutual Group, Inc., 4.300%, 02/01/61
(b)
2,677,353
SPECIALTY FINANCE — 7.1%
5,155,000 Ally Financial, Inc., 4.700%, Perpetual
(a)
4,701,026
4,700,000 Capital One Financial Corp., 3.950%, Perpetual
(a)
4,365,690
6,100,000 Discover Financial Services, 5.500%, Perpetual
(a)
5,716,341
14,783,057
INDUSTRIALS — 2.5%
MACHINERY — 2.5%
5,500,000 Stanley Black & Decker, Inc., 4.000%, 03/15/60
(a)
5,144,967
UTILITIES — 18.6%
ELECTRIC UTILITIES — 18.6%
6,000,000 Algonquin Power & Utilities, Corp., 4.750%, 01/18/82
(a)
5,583,218
2,050,000 American Electric Power Co., Inc., 6.950%, 12/15/54
(a)
2,142,758
3,945,000 American Electric Power Co., Inc., 3.875%, 02/15/62
(a)
3,677,793
4,751,000 CMS Energy Corp., 4.750%, 06/01/50
(a)
4,499,123
1,000,000 Duke Energy Corp., 6.450%, 09/01/54
(a)
1,024,990
6,491,000 Duke Energy Corp., 3.250%, 01/15/82
(a)
5,842,215
5,000,000 Emera, Inc., 6.750%, 06/15/76
(a)
5,035,150
2,000,000 EUSHI Finance, Inc., 7.625%, 12/15/54
(a),(b)
2,077,808
3,000,000 NextEra Energy Capital Holdings, Inc., 6.750%, 06/15/54
(a)
3,144,306
1,300,000 NextEra Energy Capital Holdings, Inc., 7.661%, 10/01/66
(a)
1,248,786

North Square Preferred and Income Securities Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Principal
Amount ($) Fair Value
4,000,000 Vistra Corp., 8.875%, 12/31/49
(a)
$ 4,256,316
38,532,463
TOTAL CORPORATE BONDS
(Cost $181,873,542) 193,157,924
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.8%
1,684,936
First American Treasury Obligations
Fund, Class X, 5.17%
(c)
1,684,936
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,684,936) 1,684,936
TOTAL INVESTMENTS - 98.4% (Cost
$192,622,435) $ 204,151,295
Other Assets in Excess of Liabilities- 1.6% 3,233,025
NET ASSETS - 100.0% $ 207,384,320
(a) Variable rate security; the rate shown represents the rate on August 31, 2024.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of August 31, 2024 the total market value of 144A securities is 18,193,090 or 8.8% of net assets.
(c) Rate disclosed is the seven day effective yield as of August 31, 2024.

North Square Preferred and Income Securities Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Short Contracts Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Euro FX Future (35) 09/17/2024 $ (4,838,531) $ (126,431)
TOTAL FUTURES CONTRACTS (126,431)

North Square Tactical Growth Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 95.9%
688,900 Financial Select Sector SPDR® Fund $ 31,510,286
168,575 Invesco QQQ Trust, Series 1 80,287,215
281,900 iShares 20+ Year Treasury Bond ETF 27,200,531
226,700 iShares 3-7 Year Treasury Bond ETF 26,913,824
230,900 iShares Core High Dividend ETF 27,343,178
531,500 iShares MSCI Eurozone ETF 27,303,155
93,400 iShares Russell 3000 ETF 29,969,258
126,800 iShares® Russell 2000 ETF 27,906,144
129,440 SPDR® S&P 500® ETF Trust 72,962,739
206,787 Vanguard Growth ETF 77,658,858
96,100 Vanguard Health Care ETF 27,686,410
354,498 Vanguard Value ETF 61,274,979
TOTAL EXCHANGE-TRADED FUNDS
(Cost $326,301,485) 518,016,577
Shares Fair Value
SHORT-TERM INVESTMENTS — 4.2%
22,517,838
First American Treasury Obligations
Fund, Class X, 5.17%
(a)
22,517,838
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,517,838) 22,517,838
TOTAL INVESTMENTS - 100.1% (Cost
$348,819,323) $ 540,534,415
Liabilities in Excess of Other Assets - (0.1)% (538,494)
NET ASSETS - 100.0% $ 539,995,921
(a) Rate disclosed is the seven day effective yield as of August 31, 2024.
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipt

North Square Tactical Defensive Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Fair Value
EXCHANGE-TRADED FUNDS — 98.3%
27,600 Invesco QQQ Trust, Series 1 $ 13,145,052
239,200 SPDR® Portfolio Developed World EX-US ETF 8,888,672
79,400 SPDR® Portfolio Emerging Markets ETF 3,064,046
232,800 SPDR® Portfolio S&P 500® ETF
(a)
15,429,984
40,100 SPDR® Portfolio S&P 600® Small Cap ETF 1,815,327
23,700 SPDR® S&P 500® ETF Trust 13,359,216
TOTAL EXCHANGE-TRADED FUNDS
(Cost $51,541,853) 55,702,297
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.7%
979,900
First American Treasury Obligations
Fund, Class X, 5.17%
(b)
979,900
TOTAL SHORT-TERM INVESTMENTS (Cost $979,900) 979,900
TOTAL INVESTMENTS - 100.0% (Cost
$52,521,753) $ 56,682,197
Other Assets in Excess of Liabilities - 0.0% 20,944
NET ASSETS - 100.0% $ 56,703,141
(a) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2024, the percentage of net assets invested in SPDR® Portfolio S&P 500® ETF was 27.2% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Rate disclosed is the seven day effective yield as of August 31, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

North Square Trilogy Alternative Return Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 36.8%
CONSUMER DISCRETIONARY - 3.1%
HOTELS, RESTAURANTS & LEISURE - 1.7%
1,153 McDonald's Corp. $ 332,824
SPECIALTY RETAIL - 1.4%
725 Home Depot, Inc. (The) 267,163
TOTAL CONSUMER DISCRETIONARY 599,987
CONSUMER STAPLES - 5.8%
FOOD - 1.0%
2,644 General Mills, Inc. 191,135
HOUSEHOLD PRODUCTS - 1.5%
1,698 Procter & Gamble Co. (The) 291,275
RETAIL - CONSUMER STAPLES - 2.4%
6,039 Wal-Mart Stores, Inc. 466,392
WHOLESALE - CONSUMER STAPLES - 0.9%
2,323 Sysco Corp. 181,124
TOTAL CONSUMER STAPLES 1,129,926
FINANCIALS - 3.4%
BANKS - 1.1%
4,891 Truist Financial Corp. 217,454
INSURANCE - 2.3%
4,047 Aflac, Inc. 446,627
TOTAL FINANCIALS 664,081
HEALTH CARE - 7.2%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
1,581 Abbott Laboratories 179,080
PHARMACEUTICALS - 6.3%
557 Eli Lilly & Co. 534,731
1,197 Johnson & Johnson 198,534
2,788 Merck & Co., Inc. 330,239
5,869 Pfizer, Inc. 170,260
1,233,764
TOTAL HEALTH CARE 1,412,844
INDUSTRIALS - 6.5%
AEROSPACE & DEFENSE - 1.1%
910 L3Harris Technologies, Inc. 215,370

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 36.8% (Continued)
INDUSTRIALS - 6.5% (Continued)
COMMERCIAL SUPPORT SERVICES - 2.1%
1,919 Waste Management, Inc. $ 406,905
DIVERSIFIED INDUSTRIALS - 1.0%
733 Illinois Tool Works, Inc. 185,581
INDUSTRIAL SUPPORT SERVICES - 2.3%
456 W.W. Grainger, Inc. 449,123
TOTAL INDUSTRIALS 1,256,979
TECHNOLOGY - 7.1%
SOFTWARE - 3.6%
1,702 Microsoft Corp. 709,972
TECHNOLOGY HARDWARE - 3.5%
2,966 Apple, Inc. 679,214
TOTAL TECHNOLOGY 1,389,186
UTILITIES - 3.7%
ELECTRIC UTILITIES - 3.7%
2,211 Dominion Energy, Inc. 123,595
2,995 Eversource Energy 202,252
4,526 Southern Co. (The) 391,047
716,894
TOTAL UTILITIES 716,894
TOTAL COMMON STOCKS
(Cost $2,236,217) 7,169,897
Shares Fair Value
EXCHANGE-TRADED FUNDS — 60.5%
12,250 iShares® Broad USD High Yield Corporate Bond ETF
(a)
456,680
14,920 iShares® Core Dividend Growth ETF 927,129
19,300 iShares® MBS ETF
(a)
1,838,132
9,382 Schwab® U.S. Dividend Equity ETF 793,060
95,500 SPDR® Portfolio Intermediate Term Corporate Bond ETF
(a)
3,192,565
39,100 SPDR® Portfolio Long-Term Corporate Bond ETF
(a)
922,760
59,900 SPDR® Portfolio Short-Term Corporate Bond ETF
(a)
1,805,386
31,300 VanEck® Vectors Fallen Angel High Yield Bond ETF
(a)
912,395
4,734 Vanguard® Dividend Appreciation ETF 928,290
TOTAL EXCHANGE-TRADED FUNDS
(Cost $11,211,854) 11,776,397

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Contracts
PURCHASED OPTIONS- 5.5%
Expiration
Date
Exercise
Price Notional Value Fair Value
CALL OPTIONS PURCHASED - 5.5%
5 S&P 500® Index 09/06/2024 $ 5,500 $ 2,824,200 $ 75,800
5 S&P 500® Index 09/13/2024 5,700 2,824,200 13,150
5 S&P 500® Index 09/20 /2024 5,800 2,824,200 4,950
5 S&P 500® Index 09/27/2024 5,800 2,824,200 7,700
10 S&P 500® Index 12/20/2024 4,750 5,648,400 980,150
1,081,750
Contracts
PURCHASED OPTIONS- 0.8%
Expiration
Date
Exercise
Price Notional Value Fair Value
PUT OPTIONS PURCHASED - 0.8%
5 S&P 500® Index 09/06/2024 $ 5,150 $ 2,824,200 $ 213
10 S&P 500® Index 09/06/2024 5,475 5,648,400 2,225
5 S&P 500® Index 09/13/2024 5,350 2,824,200 2,050
10 S&P 500® Index 09/13/2024 5,525 2,824,200 15,600
5 S&P 500® Index 09/20/2024 5,450 2,824,200 8,300
10 S&P 500® Index 09/20/2024 5,575 5,648,400 34,900
5 S&P 500® Index 09/27/2024 5,450 2,824,200 11,600
5 S&P 500® Index 12/20/2024 3,950 2,824,200 4,775
5 S&P 500® Index 12/20/2024 4,050 2,824,200 5,350
5 S&P 500® Index 12/20/2024 4,100 2,824,200 5,650
5 S&P 500® Index 06/20/2025 4,550 2,824,200 29,475
5 S&P 500® Index 06/20/2025 4,600 2,824,200 31,200
50 SPDR® S&P 500® ETF Trust 12/20/2024 360 2,818,400 3,375
154,713
TOTAL PURCHASED OPTIONS (Cost
- $1,101,985) 1,236,463
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.3%
257,188
First American Treasury Obligations
Fund, Class X, 5.18%
(b)
257,188
TOTAL SHORT-TERM INVESTMENTS (Cost $257,188) 257,188
TOTAL INVESTMENTS - 104.9% (Cost
$14,807,244) $ 20,439,945
Other Assets in Excess of Liabilities- 0.1% (963,291)
NET ASSETS - 100.0% $ 19,476,654
(a) Securities, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $7,356,169.
(b) Rate disclosed is the seven day effective yield as of August 31, 2024.
ETF - Exchange-Traded Fund

North Square Trilogy Alternative Return Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Contracts
PURCHASED OPTIONS- 5.5%
Expiration
Date
Exercise
Price Notional Value Fair Value
CALL OPTIONS PURCHASED - 5.5%
5 S&P 500® Index 09/06/2024 $ 5,500 $ 2,824,200 $ 75,800
5 S&P 500® Index 09/13/2024 5,700 2,824,200 13,150
5 S&P 500® Index 09/20 /2024 5,800 2,824,200 4,950
5 S&P 500® Index 09/27/2024 5,800 2,824,200 7,700
10 S&P 500® Index 12/20/2024 4,750 5,648,400 980,150
1,081,750
Contracts
PURCHASED OPTIONS- 0.8%
Expiration
Date
Exercise
Price Notional Value Fair Value
PUT OPTIONS PURCHASED - 0.8%
5 S&P 500® Index 09/06/2024 $ 5,150 $ 2,824,200 $ 213
10 S&P 500® Index 09/06/2024 5,475 5,648,400 2,225
5 S&P 500® Index 09/13/2024 5,350 2,824,200 2,050
10 S&P 500® Index 09/13/2024 5,525 2,824,200 15,600
5 S&P 500® Index 09/20/2024 5,450 2,824,200 8,300
10 S&P 500® Index 09/20/2024 5,575 5,648,400 34,900
5 S&P 500® Index 09/27/2024 5,450 2,824,200 11,600
5 S&P 500® Index 12/20/2024 3,950 2,824,200 4,775
5 S&P 500® Index 12/20/2024 4,050 2,824,200 5,350
5 S&P 500® Index 12/20/2024 4,100 2,824,200 5,650
5 S&P 500® Index 06/20/2025 4,550 2,824,200 29,475
5 S&P 500® Index 06/20/2025 4,600 2,824,200 31,200
50 SPDR® S&P 500® ETF Trust 12/20/2024 360 2,818,400 3,375
154,713
TOTAL PURCHASED OPTIONS (Cost
- $1,101,985) 1,236,463
Shares Fair Value
SHORT-TERM INVESTMENTS — 1.3%
257,188
First American Treasury Obligations
Fund, Class X, 5.18%
(b)
257,188
TOTAL SHORT-TERM INVESTMENTS (Cost $257,188) 257,188
TOTAL INVESTMENTS - 104.9% (Cost
$14,807,244) $ 20,439,945
Other Assets in Excess of Liabilities- 0.1% (963,291)
NET ASSETS - 100.0% $ 19,476,654
(a) Securities, or a portion thereof, have been pledged as collateral on written options. The total collateral pledged is $7,356,169.
(b) Rate disclosed is the seven day effective yield as of August 31, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

North Square Trilogy Alternative Return Fund
Schedule of Written Options
August 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS (4.33)%
S&P 500® Index (5) $ (2,824,200) $ 5,350.00
September
2024 $ (149,175)
S&P 500® Index (5) (2,824,200) 5,550.00
September
2024 (61,050)
S&P 500® Index (5) (2,824,200) 5,650.00
September
2024 (32,975)
S&P 500® Index (5) (2,824,200) 5,650.00
September
2024 (39,175)
S&P 500® Index (5) (2,824,200) 4,600.00
December
2024 (561,200)
$ (843,575)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN PUT OPTIONS (0.68)%
S&P 500® Index (10) (5,648,400) 5,275.00
September
2024 (525)
S&P 500® Index (5) (2,824,200) 5,350.00
September
2024 (363)
S&P 500® Index (10) (5,648,400) 5,325.00
September
2024 (3,550)
S&P 500® Index (5) (2,824,200) 5,550.00
September
2024 (9,700)
S&P 500® Index (10) (5,648,400) 5,375.00
September
2024 (11,300)
S&P 500® Index (5) (2,824,200) 5,650.00
September
2024 (28,825)
S&P 500® Index (5) (2,824,200) 5,650.00
September
2024 (32,325)
S&P 500® Index (5) (2,824,200) 3,500.00
December
2024 (2,900)
S&P 500® Index (5) (2,824,200) 3,600.00
December
2024 (3,225)
S&P 500® Index (5) (2,824,200) 3,650.00
December
2024 (3,425)
S&P 500® Index (5) (2,824,200) 4,050.00 June 2025 (17,325)
S&P 500® Index (5) (2,824,200) 4,100.00 June 2025 (18,225)
(131,688)
Total Call Written Options (Premiums Received
$740,209) $ (975,263)

North Square Kennedy MicroCap Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.7%
COMMUNICATIONS - 2.3%
ADVERTISING & MARKETING - 0.9%
7,567 Magnite, Inc.
(a)
$ 104,350
COMMERCIAL SUPPORT SERVICES - 0.8%
22,281 Advantage Solutions, Inc.
(a)
86,227
INTERNET - 0.6%
3,602 Thryv Holdings, Inc.
(a)
65,628
TOTAL COMMUNICATIONS 256,205
CONSUMER DISCRETIONARY - 6.8%
AUTO COMPONENTS - 0.8%
3,234 Motorcar Parts of America, Inc.
(a)
21,441
4,856 Stoneridge, Inc.
(a)
69,635
91,076
DIVERSIFIED CONSUMER SERVICES - 2.1%
13,434 Universal Technical Institute, Inc.
(a)
234,423
HOTELS, RESTAURANTS & LEISURE - 1.6%
6,204 Inspired Entertainment, Inc.
(a)
56,022
10,571 PlayAGS, Inc.
(a)
119,664
175,686
HOUSEHOLD DURABLES - 0.4%
4,265 Universal Electronics, Inc.
(a)
39,750
LEISURE PRODUCTS - 0.6%
1,614 Vista Outdoor, Inc.
(a)
64,625
PACKAGING & CONTAINERS - 0.7%
3,080 TriMas Corp.
(a)
78,571
SPECIALTY RETAIL - 0.6%
1,165 America's Car-Mart, Inc.
(a)
70,517
TOTAL CONSUMER DISCRETIONARY 754,648
CONSUMER STAPLES - 3.4%
FOOD & STAPLES RETAILING - 1.4%
3,536 Chefs' Warehouse, Inc. (The)
(a)
151,447
FOOD PRODUCTS - 1.3%
24,891 SunOpta, Inc.
(a)
143,123
PERSONAL PRODUCTS - 0.7%
5,957 Nature's Sunshine Products, Inc.
(a)
82,207
TOTAL CONSUMER STAPLES 376,777

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.7% (Continued)
ENERGY - 1.8%
OIL & GAS PRODUCERS - 1.8%
7,055 Riley Exploration Permian, Inc.
(a)
$ 201,068
OIL & GAS SERVICES & EQUIPMENT - 0.0%
(b)
581 Flotek Industries, Inc.
(a)
2,463
TOTAL ENERGY 203,531
FINANCIALS - 24.4%
ASSET MANAGEMENT - 0.8%
6,569 Trinity Capital, Inc.
(a)
92,229
BANKING - 8.2%
7,032 California BanCorp
(a)
105,304
6,533 Capital Bancorp, Inc.
(a)
167,114
3,239 Origin Bancorp, Inc.
(a)
108,409
9,237 Primis Financial Corp. 112,230
7,089 Southern States Bancshares, Inc.
(a)
221,318
7,011 Third Coast Bancshares, Inc.
(a)
179,552
893,927
BANKS - 6.0%
5,757 Banc of California, Inc. 81,865
1,244 Bancorp, Inc. (The)
(a)
65,186
172 Carter Bankshares, Inc.
(a)
2,976
1,508 Customers Bancorp, Inc.
(a)
78,145
6,639 Investar Holding Corp. 123,618
9,997 Old Second Bancorp, Inc. 170,248
4,591 SmartFinancial, Inc.
(a)
134,194
656,232
CAPITAL MARKETS - 0.6%
6,643 WisdomTree Investments, Inc. 67,360
INSTITUTIONAL FINANCIAL SERVICES - 0.5%
2,781 Perella Weinberg Partners 54,369
INSURANCE - 4.1%
12,867 Crawford & Co.
(a)
136,004
12,107 Heritage Insurance Holdings, Inc.
(a)
195,286
5,384 James River Group Holdings Ltd. 39,842
4,351 Tiptree, Inc.
(a)
86,280
457,412
SPECIALTY FINANCE - 3.3%
2,785 Atlanticus Holdings Corp.
(a)
98,450
3,640 Mid Penn Bancorp, Inc.
(a)
109,964
52,508 Oportun Financial Corp.
(a)
155,949
364,363

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.7% (Continued)
FINANCIALS - 24.4% (Continued)
THRIFTS & MORTGAGE FINANCE - 0.9%
3,086 Timberland Bancorp, Inc.
(a)
$ 96,376
TOTAL FINANCIALS 2,682,268
HEALTH CARE - 28.3%
BIOTECH & PHARMA - 10.3%
1,568 4D Molecular Therapeutics, Inc.
(a)
23,536
5,880 Absci Corp.
(a)
25,872
3,174 ACELYRIN, Inc.
(a)
15,172
5,440 ALX Oncology Holdings, Inc.
(a)
12,621
9,139 Annexon, Inc.
(a)
52,092
2,940 Bicycle Therapeutics PLC - ADR
(a)
63,210
8,127 Cogent Biosciences, Inc.
(a)
87,284
3,006 Day One Biopharmaceuticals, Inc.
(a)
41,603
36,374 Elutia, Inc.
(a)
149,133
5,851 Essa Pharma, Inc.
(a)
32,707
12,826 Exagen, Inc.
(a)
38,221
4,274 iTeos Therapeutics, Inc.
(a)
72,017
1,203 Janux Therapeutics, Inc.
(a)
56,517
19,596 Kronos Bio, Inc.
(a)
20,576
49,392 Ovid therapeutics, Inc.
(a)
55,813
6,663 Phathom Pharmaceuticals, Inc.
(a)
110,073
5,260 Rigel Pharmaceuticals, Inc.
(a)
70,694
2,967 Scholar Rock Holding Corp.
(a)
27,593
15,067 Tela Bio, Inc.
(a)
43,694
11,364 Verastem, Inc.
(a)
28,410
3,426 Verona Pharma PLC - ADR
(a)
94,146
1,120,984
BIOTECHNOLOGY - 3.0%
1,633 Agios Pharmaceuticals, Inc.
(a)
74,971
21,637 Aldeyra Therapeutics, Inc.
(a)
124,521
9,741 Geron Corp.
(a)
46,270
22,113 Karyopharm Therapeutics, Inc.
(a)
16,810
1,550 Protagonist Therapeutics, Inc.
(a)
66,480
329,052
HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
2,436 Artivion, Inc.
(a)
66,113
4,995 AtriCure, Inc.
(a)
130,919
483 ICU Medical, Inc.
(a)
79,854
3,926 Silk Road Medical, Inc.
(a)
106,434
1,310 Surmodics, Inc.
(a)
51,915
5,972 Tactile Systems Technology, Inc.
(a)
81,757
516,992

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.7% (Continued)
HEALTH CARE - 28.3% (Continued)
HEALTH CARE FACILITIES & SERVICES - 3.0%
14,124 AdaptHealth Corp.
(a)
$ 155,222
15,490 DocGo, Inc.
(a)
58,552
12,588 Quipt Home Medical Corp.
(a)
36,002
5,148 SI-BONE, Inc.
(a)
85,560
335,336
HEALTH CARE PROVIDERS & SERVICES - 1.7%
8,998 Owens & Minor, Inc.
(a)
139,829
615 U.S. Physical Therapy, Inc. 52,644
192,473
HEALTH CARE TECHNOLOGY - 2.2%
19,658 Health Catalyst, Inc.
(a)
141,341
8,143 TruBridge, Inc.
(a)
101,543
242,884
MEDICAL EQUIPMENT & DEVICES - 2.4%
15,087 Bioventus, Inc.
(a)
151,625
3,376 OrthoPediatrics Corp.
(a)
107,863
259,488
PHARMACEUTICALS - 1.0%
418 ANI Pharmaceuticals, Inc.
(a)
26,648
4,022 OptimizeRx Corp.
(a)
33,423
6,551 Theravance Biopharma, Inc.
(a)
54,045
114,116
TOTAL HEALTH CARE 3,111,325
INDUSTRIALS - 13.5%
AEROSPACE & DEFENSE - 2.1%
1,156 AAR Corp.
(a)
76,042
6,270 Park Aerospace Corp.
(a)
84,707
4,927 Triumph Group, Inc.
(a)
68,633
229,382
BUILDING PRODUCTS - 0.7%
2,324 Insteel Industries, Inc. 79,946
COMMERCIAL SUPPORT SERVICES - 0.5%
5,786 Quest Resource Holding Corp.
(a)
51,148
CONSTRUCTION & ENGINEERING - 0.5%
614 NV5 Global, Inc.
(a)
59,024
ELECTRICAL EQUIPMENT - 1.4%
623 AZZ, Inc. 51,815
6,243 LSI Industries, Inc. 99,326
151,141

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.7% (Continued)
INDUSTRIALS - 13.5% (Continued)
ENGINEERING & CONSTRUCTION - 0.1%
2,456 Southland Holdings, Inc.
(a)
$ 10,070
MACHINERY - 0.6%
3,546 Kornit Digital Ltd.
(a)
65,885
PROFESSIONAL SERVICES - 3.5%
7,837 Barrett Business Services, Inc. 286,129
567 CRA International, Inc. 95,596
381,725
TRADING COMPANIES & DISTRIBUTORS - 2.6%
2,791 H&E Equipment Services, Inc. 134,387
11,803 MRC Global, Inc.
(a)
155,327
289,714
TRANSPORTATION EQUIPMENT - 1.5%
5,235 REV Group, Inc. 166,682
TOTAL INDUSTRIALS 1,484,717
MATERIALS - 2.6%
CHEMICALS - 1.1%
9,295 American Vanguard Corp.
(a)
53,353
8,323 LSB Industries, Inc.
(a)
66,002
119,355
METALS & MINING - 1.5%
875 Materion Corp. 101,535
1,643 Universal Stainless & Alloy Products, Inc.
(a)
69,203
170,738
TOTAL MATERIALS 290,093
REAL ESTATE - 3.2%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
13,186 Chatham Lodging Trust 112,872
4,666 Plymouth Industrial REIT, Inc. 111,704
1,914 Whitestone REIT 25,686
250,262
REIT - 1.0%
5,534 CTO Realty Growth, Inc.
(a)
105,257
TOTAL REAL ESTATE 355,519
TECHNOLOGY - 9.4%
COMMUNICATIONS EQUIPMENT - 1.7%
3,080 Applied Optoelectronics, Inc.
(a)
34,958
16,776 Ceragon Networks Ltd.
(a)
49,992
1,764 Harmonic, Inc.
(a)
25,490

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
COMMON STOCKS — 95.7% (Continued)
TECHNOLOGY - 9.4% (Continued)
11,625 Infinera Corp.
(a)
$ 73,122
183,562
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
- 1.6%
10,002 Key Tronic Corp.
(a)
45,509
26,794 Powerfleet, Inc.
(a)
133,702
179,211
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
3,910 Himax Technologies, Inc. - ADR
(a)
23,108
5,179 MagnaChip Semiconductor Corp.
(a)
24,445
2,697 Penguin Solutions, Inc.
(a)
55,882
103,435
SOFTWARE - 4.9%
6,340 IBEX Holdings Ltd.
(a)
109,302
4,153 Red Violet, Inc.
(a)
120,022
17,970 Upland Software, Inc.
(a)
39,714
10,140 Zeta Global Holdings Corp.
(a)
267,796
536,834
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
9,871 Intevac, Inc.
(a)
35,042
TOTAL TECHNOLOGY 1,038,084
TOTAL COMMON STOCKS
(Cost $9,320,649) 10,553,167
Shares Fair Value
PREFERRED STOCKS — 0.8%
ENERGY — 0.8%
OIL & GAS SERVICES & EQUIPMENT
— 0.8%
6,752 MIND Technology, Inc. - Series A
(a)
92,165
TOTAL PREFERRED STOCKS
(Cost $87,218) 92,165

North Square Kennedy MicroCap Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Fair Value
SHORT-TERM INVESTMENTS — 4.0%
443,588
First American Treasury Obligations
Fund, Class X, 5.17%
(c)
$ 443,588
TOTAL SHORT-TERM INVESTMENTS (Cost $443,588) 443,588
TOTAL INVESTMENTS - 100.5% (Cost
$9,851,455) $ 11,088,920
Liabilities in Excess of Other Assets- (0.5)% (57,509)
NET ASSETS - 100.0% $ 11,031,411
(a) Non-income producing security.
(b) Percentage rounds to less than 0.1%.
(c) Rate disclosed is the seven day effective yield as of August 31, 2024.